Derivative Financial Instruments - Collateral and Credit Default Swaps (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Collateralized financings	$ 4,448,100,000	$ 3,829,400,000	$ 2,057,100,000
Fair value of credit default swaps included in Derivatives assets	2,281,100,000	2,601,900,000	2,904,000,000
Fair value of credit default swaps included in Derivatives liabilities	5,093,700,000	5,685,400,000	5,891,100,000
Credit contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Maximum potential future net exposure on sale of credit default swaps	1,100,000,000	1,100,000,000	1,300,000,000
Purchased protection on credit default swaps	1,000,000,000	1,000,000,000	1,000,000,000
Credit contracts | Not Designated as Hedging Instrument | Derivatives
Derivatives, Fair Value [Line Items]
Fair value of credit default swaps included in Derivatives assets	45,100,000	63,300,000	178,000,000
Fair value of credit default swaps included in Derivatives liabilities	31,000,000	52,700,000	231,300,000
Over the Counter | Within fixed maturity investments
Derivatives, Fair Value [Line Items]
Securities pledged as collateral	11,800,000	11,800,000
Over the Counter | Derivatives
Derivatives, Fair Value [Line Items]
Securities pledged as collateral	24,200,000	32,800,000
Over the Counter | Cash collateral, included in Payables
Derivatives, Fair Value [Line Items]
Collateralized financings	$ 521,300,000	$ 890,300,000